Valuation Charges	12 Months Ended
Apr. 24, 2016
Valuation Charges
Valuation Charges

6. Valuation Charges

We recorded valuation charges related to our continuing operations as follows:

	Fiscal Year Ended
	April 24,	April 26,	April 27,
	2016	2015	2014
Property and equipment, net impairment charges	$—	$9,000	$14,200
Intangible asset impairment charge	—	—	12,153
Goodwill impairment charges:
Bettendorf	—	—	60,000
Lula	—	—	36,000
Vicksburg	—	—	5,000

Total goodwill impairment charges	—	—	101,000

Total impairment valuation charges	$—	$9,000	$127,353

Other Long-Lived Assets—During fiscal 2015, we recorded a $9,000 impairment charge related to our Nemacolin property and equipment, net as a result of our impairment testing under ASC 360. The non-recurring fair value of $15,848 used in our determination of the impairment charge considered level 3 inputs, including market valuation, estimated replacement cost values, estimates for economic and estimated risk premiums and was the result of our current and future expected cash flows at the property.

During fiscal 2014, we recorded impairment charges related to property and equipment, net of $14,200 at our Nemacolin property and $12,153 related to intangible assets at our Nemacolin property as a result of our impairment testing under ASC 360. The non-recurring fair values used in our determination of the impairment charges considered level 2 and 3 inputs, including the cost replacement value of the assets adjusted for an associated risk premium or economic obsolescence, and a market based valuation multiple method. The impairments were the result of our current and future expected cash flows at our properties.

Goodwill—Our goodwill impairment charges in fiscal 2014 were a result of expected decreases in future cash flows as a result of unfavorable economic conditions and the impact of changes by our competitors. Competitive changes included a proposed land-based casino replacing an existing riverboat casino competing with our Bettendorf property and expansions by casinos competing with our Lula property.

The non-recurring fair values used in our determination of the goodwill impairment charges considered level 2 and 3 inputs, including discounted cash flows and market based multiple valuation methods.

The remaining goodwill balance by property for our continuing operations as of April 24, 2016 is as follows:

April 24,
2016
Bettendorf	$5,713
Black Hawk	30,533
Boonville	2,599
Kansas City	7,183
Lula	6,581
Vicksburg	27,167

Total	$79,776